SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Equity Award Activity
Options Granted to Employees and Directors	Number of Shares (*)	Weighted- Average per Share Exercise Price	Weighted- Average Grant-date Fair Value per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, December 31, 2016	9,805,417	15.38	5.77	6.20	US$	10,011
Granted (new options)	60,964	17.53	8.22
Granted (replacement options)	153,036	18.10	8.45
Forfeited (up to the replacement)	(235,194)	22.38	9.28
Forfeited (after the replacement)	(586,874)	23.65	8.93
Expired	(209,632)	27.89	8.25
Exercised	(368,320)	11.92	4.59
Replaced	(1,377,730)	28.92	9.02
Outstanding, December 31, 2017	7,241,667	11.93	5.51	5.01	US$	136,242
Vested and expected to vest at December 31, 2017	7,241,667	11.93	5.51	5.01	US$	136,242
Exercisable at December 31, 2017	5,796,713	9.77	4.00	3.50	US$	123,795

Assumptions Used to Estimate Fair Value
For the Years Ended December 31,
2017

Risk-free interest rate	1.81% to 2.39%
Dividend yield	nil
Expected volatility range	46.62% to 61.24%
Weighted average expected life	6.25 to 6.35 years
Fair value of ordinary share	US$14.25 to US$17.55

Share - Based Compensation Expense
	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$

Cost of revenues	471	443	364
Selling expenses	446	512	479
General and administrative expenses	3,485	5,597	6,375

	4,402	6,552	7,218

Restricted Stock [Member]
Summary of Equity Award Activity
Restricted Shares Granted to Employees and Directors	Number of Shares (*)	Weighted- Average Grant-date Fair Value per Share

Unvested, December 31, 2016	-	-
Granted (new restricted shares)	427,125	17.55
Granted (replacement restricted shares)	1,224,694	17.55
Forfeited	(47,051)	17.55
Vested	-	-
Unvested, December 31, 2017	1,604,768	17.55